Interbank Borrowings (Details) - Schedule of Interbank borrowings - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	$ 4,959,260,000
Loans From Domestic Financial Institutions [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	217,102,000	286,603,000
Loans From Foreign Financial Institutions [Member] | Banco Santander S.A., Madrid [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	534,496
Loans From Foreign Financial Institutions [Member] | The Bank of Nova Scotia [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	171,024	134,819,000
Loans From Foreign Financial Institutions [Member] | The Bank of New York Mellon [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	106,860	119,616,000
Loans From Foreign Financial Institutions [Member] | Bank Of America N.A. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	90,711	355,051,000
Loans From Foreign Financial Institutions [Member] | Zurcher Kantonalbank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	71,304
Loans From Foreign Financial Institutions [Member] | Wells Fargo Bank N.A. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	71,259	231,823,000
Loans From Foreign Financial Institutions [Member] | State Bank of India [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	36,013	28,231,000
Loans From Foreign Financial Institutions [Member] | Sumitomo Mitsui Banking Corporation [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	35,628	179,415,000
Loans From Foreign Financial Institutions [Member] | Wachovia Bank N,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	10,254
Loans From Foreign Financial Institutions [Member] | Banco Santander Hong Kong [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	7,960	3,697,000
Loans From Foreign Financial Institutions [Member] | Bank of Tokio Mitsubishi [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	2,055	156,000
Loans From Foreign Financial Institutions [Member] | Banco Santander Brasil S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,694	7,873,000
Loans From Foreign Financial Institutions [Member] | Standard Chartered Bank [Member] [Default Label]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,691	153,373,000
Loans From Foreign Financial Institutions [Member] | Jp Morgan Chase, New York [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,571
Loans From Foreign Financial Institutions [Member] | Standard Chartered Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,516	3,613,000
Loans From Foreign Financial Institutions [Member] | Caja Madrid - Caja de Ahorros [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	862,000
Loans From Foreign Financial Institutions [Member] | The Hongkong and Shanghai Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	801,000
Loans From Foreign Financial Institutions [Member] | Korea Exchange Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	760,000	761,000
Loans From Foreign Financial Institutions [Member] | Loans From Foreign Financial Institutions [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	755,000	898,000
Loans From Foreign Financial Institutions [Member] | Hong Kong and Shanghai Banking [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	598,000	684,000
Loans From Foreign Financial Institutions [Member] | Kookmin Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	376,000	185,000
Loans From Foreign Financial Institutions [Member] | Banco Do Brasil [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	265,000
Loans From Foreign Financial Institutions [Member] | U.S. Bank[Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	248,000
Loans From Foreign Financial Institutions [Member] | China Merchants Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	231,000	597,000
Loans From Foreign Financial Institutions [Member] | Taiwan Cooperative Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	227,000	131,000
Loans From Foreign Financial Institutions [Member] | Bank of China [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	223,000	952,000
Loans From Foreign Financial Institutions [Member] | Hua Nan Commercial Bank Ltd, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	200,000	102,000
Loans From Foreign Financial Institutions [Member] | Banque Bruxelles Lambert S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	174,000
Loans From Foreign Financial Institutions [Member] | Banca Monte dei Paschi di Siena [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	163,000	58,000
Loans From Foreign Financial Institutions [Member] | Unicredito Italiano Spa [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	161,000	583,000
Loans From Foreign Financial Institutions [Member] | Keb Hana Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	156,000	119,000
Loans From Foreign Financial Institutions [Member] | Banco Santander Central Hispano [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	141,000	848,000
Loans From Foreign Financial Institutions [Member] | Bper Banca S.P.A.[Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	137,000
Loans From Foreign Financial Institutions [Member] | Hdfc Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	131,000	72,000
Loans From Foreign Financial Institutions [Member] | Bank Leumi Le Israel B.M.[Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	127,000
Loans From Foreign Financial Institutions [Member] | Bank of Baroda [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	124,000	9,000
Loans From Foreign Financial Institutions [Member] | Fortis Bank S,A,/N,V, Brussels [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	108,000	50,000
Loans From Foreign Financial Institutions [Member] | Banca Commerciale Italiana [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	88,000	50,000
Loans From Foreign Financial Institutions [Member] | Caixa Destalvis I Pensions de Barcelona [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	87,000	63,000
Loans From Foreign Financial Institutions [Member] | Banco Bpm Spa [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	84,000	66,000
Loans From Foreign Financial Institutions [Member] | Rabobank, Hong Kong Branch [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	79,000	477,000
Loans From Foreign Financial Institutions [Member] | Banco de la Republica Oriental [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	74,000	23,000
Loans From Foreign Financial Institutions [Member] | Kbc Bank Nv [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	68,000	406,000
Loans From Foreign Financial Institutions [Member] | Canara Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	61,000	66,000
Loans From Foreign Financial Institutions [Member] | Habib Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	61,000	38,000
Loans From Foreign Financial Institutions [Member] | First Union National Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	60,000
Loans From Foreign Financial Institutions [Member] | Caixabank S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	58,000	166,000
Loans From Foreign Financial Institutions [Member] | Icici Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	52,000
Loans From Foreign Financial Institutions [Member] | Kotak Mahindra Bank Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	49,000
Loans From Foreign Financial Institutions [Member] | Citibank N.A. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	46,000	269,841,000
Loans From Foreign Financial Institutions [Member] | Arab Bank Plc [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	41,000
Loans From Foreign Financial Institutions [Member] | China Construction Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	38,000
Loans From Foreign Financial Institutions [Member] | Credit Agricole Italia S.P.A. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	33,000
Loans From Foreign Financial Institutions [Member] | Bankinter S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	31,000
Loans From Foreign Financial Institutions [Member] | Banco de La Nacion Argentina [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	30,000
Loans From Foreign Financial Institutions [Member] | Bank of East Asia, Limited [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	29,000	82,000
Loans From Foreign Financial Institutions [Member] | Banco Popular Espanol, S.A. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	29,000
Loans From Foreign Financial Institutions [Member] | Banco Interamericano de Finanz [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	20,000
Loans From Foreign Financial Institutions [Member] | Agricultural Bank of China [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	18,000	152,000
Loans From Foreign Financial Institutions [Member] | Woori Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	15,000	155,000
Loans From Foreign Financial Institutions [Member] | Denizbank A.S. , Istanbul [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	15,000
Loans From Foreign Financial Institutions [Member] | United Bank of India [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	14,000	113,000
Loans From Foreign Financial Institutions [Member] | Banco Popolare [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	14,000
Loans From Foreign Financial Institutions [Member] | Subtotal [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,152,199,000	1,495,414,000
Loans From Foreign Financial Institutions [Member] | Habib Metropolitan Bank Limite [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	13,000
Loans From Foreign Financial Institutions [Member] | E, Sun Commercial Bank Ltd, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	11,000	159,000
Loans From Foreign Financial Institutions [Member] | Nova Ljubljanska Banka D.D. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	7,000
Loans From Foreign Financial Institutions [Member] | Indian Overseas Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	6,000
Loans From Foreign Financial Institutions [Member] | Shanghai Commercial and Saving [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	1,000	6,000
Loans From Foreign Financial Institutions [Member] | Mizuho Bank Ltd. NY. [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		269,404,000
Loans From Foreign Financial Institutions [Member] | Barclays Bank Plc London [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		98,803,000
Loans From Foreign Financial Institutions [Member] | Corporacion Andina De Fomento [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		75,097,000
Loans From Foreign Financial Institutions [Member] | Zürcher Kantonalbank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		75,002,000
Loans From Foreign Financial Institutions [Member] | The Toronto Dominion Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		71,191,000
Loans From Foreign Financial Institutions [Member] | HSBC Bank Plc [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		69,786,000
Loans From Foreign Financial Institutions [Member] | Bank of Montreal [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		56,123,000
Loans From Foreign Financial Institutions [Member] | Banco Latinoamericano De Comercio [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		18,731,000
Loans From Foreign Financial Institutions [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		571,000
Loans From Foreign Financial Institutions [Member] | Bbva Bancomer, S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		553,000
Loans From Foreign Financial Institutions [Member] | Bank of Communications [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		385,000
Loans From Foreign Financial Institutions [Member] | Bank of The West [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		261,000
Loans From Foreign Financial Institutions [Member] | Danske Bank A/S [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		224,000
Loans From Foreign Financial Institutions [Member] | Deutsche Bank A,G, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		193,000
Loans From Foreign Financial Institutions [Member] | Bank of Taiwan [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		135,000
Loans From Foreign Financial Institutions [Member] | Shinhan Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		133,000
Loans From Foreign Financial Institutions [Member] | Banca Di Credito Cooperativo [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		112,000
Loans From Foreign Financial Institutions [Member] | Joint Stock Commercial Bank Fo, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		110,000
Loans From Foreign Financial Institutions [Member] | Banca Nazionale Del Lavoro S,P [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		106,000
Loans From Foreign Financial Institutions [Member] | Industrial Bank of Korea [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		96,000
Loans From Foreign Financial Institutions [Member] | Banco Bradesco S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		84,000
Loans From Foreign Financial Institutions [Member] | Bank of Ningbo [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		83,000
Loans From Foreign Financial Institutions [Member] | China Everbright Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		70,000
Loans From Foreign Financial Institutions [Member] | Cassa Di Risparmio Di Parma E [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		69,000
Loans From Foreign Financial Institutions [Member] | Mizuho Corporate Bank Ltd, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		67,000
Loans From Foreign Financial Institutions [Member] | Banco Comercial Portugues [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		63,000
Loans From Foreign Financial Institutions [Member] | Shanghai Pudong Development Ba [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		59,000
Loans From Foreign Financial Institutions [Member] | Kasikornbank Public Company Li [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		33,000
Loans From Foreign Financial Institutions [Member] | Banco Rio De La Plata S,A, [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		24,000
Loans From Foreign Financial Institutions [Member] | Australia And New Zealand Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		23,000
Loans From Foreign Financial Institutions [Member] | Citic Industrial Bank [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		19,000
Loans From Foreign Financial Institutions [Member] | Shangai Pudong Development Ban [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		14,000
Loans From Foreign Financial Institutions [Member] | Banco Caixa Geral [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		10,000
Loans From Foreign Financial Institutions [Member] | Hsbc Bank USA [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings		2,000
Loans from foreign financial institutions, continuacion [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	6,328,599,000	2,519,818,000
Loans from foreign financial institutions, continuacion [Member] | Subtotal [Member]
Interbank Borrowings (Details) - Schedule of Interbank borrowings [Line Items]
Interbank borrowings	$ 38,000	$ 737,801,000